Accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The amounts are presented in United States dollar (“US dollar”, “$” or “US$”) rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries, and any variable interest entity in which we are the primary beneficiary.
The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form
20-F
for the year ended December 31, 2021 (Predecessor) (SEC File
No. 001-39327).

The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due.

Basis of presentation
The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar (“U.S. dollar” or “US$”) rounded to the nearest million, unless otherwise stated.
The accompanying Consolidated Financial Statements include the financial statements of Seadrill Limited, its consolidated subsidiaries and any variable interest entity (“VIE”) in which we are the primary beneficiary.
The January 2022 disposal of 65% of Seadrill’s equity interest in Paratus Energy Services (“PES”, formerly Seadrill New Finance Limited “NSNCo”) and October 2022 disposal of the KSA business represented strategic shifts in Seadrill’s operations which will have a major effect on its operations and financial results of the current year and going forward and therefore we have reclassified both the PES and the KSA Business as discontinued operations and their results have been reported separately from Seadrill’s continuing operations for both the current and comparative periods. In addition, the assets and liabilities of both PES and the KSA Business were reclassified as held for sale in all periods presented. Reclassifications to comparative period results, assets, and liabilities have been labelled “As adjusted”.

Basis of consolidation
Basis of consolidation
We consolidate entities in which we control directly or indirectly more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.

Basis of consolidation
We consolidate investments in companies in which we control directly or indirectly more than 50% of the voting rights.
We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A VIE is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
Subsidiaries, even if fully owned, are excluded from the Consolidated Financial Statements if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.

Fresh Start Reporting
Fresh Start accounting
Upon emergence from bankruptcy on February 22, 2022 (the “Effective Date”), in accordance with ASC 852,
Reorganizations
(“ASC 852”), Seadrill Limited qualified for Fresh Start accounting and became a new entity for financial reporting purposes. We allocated the reorganization value resulting from Fresh Start accounting in accordance with the purchase price allocation performed as of the Effective Date. Refer to Note 4 – “Fresh Start accounting” for further details.

Fresh Start Reporting
Upon emergence from bankruptcy on the Effective Date, in accordance with ASC 852, Seadrill Limited qualified for fresh start reporting and become a new entity for financial reporting purposes. We allocated the reorganization value resulting from fresh start reporting in accordance with the purchase price allocation performed as of the Effective Date.

Revenue from contracts with customers, and contract assets and liabilities
Revenue from contracts with customers
The activities that primarily drive the revenue earned from our drilling contracts include (i) providing a drilling rig and the crew and supplies necessary to operate the rig, (ii) mobilizing and demobilizing the rig to and from the drill site and (iii) performing rig preparation activities and/or modifications required for the contract with a customer. Consideration received for performing these activities may consist of dayrate drilling revenue, mobilization and demobilization revenue, contract preparation revenue and reimbursement revenue. We account for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments of service.
We recognize revenues for activities that correspond to a distinct time increment of service within the contract term in the period when the services are performed. We recognize consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment of service, ratably over the estimated contract term.

We determine the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, we consider whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. We re-assess
these estimates each reporting period as required.
Refer to Note 7 – “Revenue from contracts with customers”.
Dayrate drilling revenue
– Our drilling contracts generally provide for payment on a dayrate basis, with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly incremental service it relates to. Revenue is recognized in line with the contractual rate billed for the services provided for any given hour.
Mobilization revenue
– We may receive fees (on either a fixed
lump-sum
or variable dayrate basis) for the mobilization of our rigs. These activities are not considered to be distinct within the context of the contract. The associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract.
Demobilization revenue
– We may receive fees (on either a fixed
lump-sum
or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, as described above, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Revenues related to reimbursable expenses
– We generally receive reimbursements from our customers for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. We are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer, at a point in time, as “Reimbursable revenues” in our Consolidated Statements of Operations.
Local taxes
– In some countries, the local government or taxing authority may assess taxes on our revenues. Such taxes may include sales taxes, use taxes, value-added taxes, gross receipts taxes and excise taxes. We generally record tax-assessed
revenue transactions on a net basis.
Deferred contract expenses
- Certain direct and incremental costs incurred for upfront preparation, initial mobilization and modifications of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used in satisfying our performance obligations in the future and are expected to be recovered. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.
Management contract revenues

Management contract revenues and Other revenues
Management fees –
Revenues related to operation support and management services provided to Aquadrill (formerly Seadrill Partners), SeaMex, Sonadrill, and Northern Ocean. This includes both related and non-related
companies.
Other revenues
Other revenues consist of related party revenues, leasing income from rigs leased to Gulfdrill, external management fees, and early termination fees. Refer to Note 8 – “Other revenues”. Revenue is recognized as the performance obligation is satisfied, which on our leased rigs is on a straight-line basis.
Early termination fees
– Other revenues also include amounts recognized as early termination fees under drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized daily as and when any contingencies or uncertainties are resolved.

Vessel and Rig Operating Expenses
Vessel and Rig Operating Expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance and costs for onshore support personnel. We expense such costs as incurred.

Mobilization and demobilization expenses
Mobilization and demobilization expenses
We incur costs to prepare a drilling unit for a new customer contract and to move the rig to a new contract location. We capitalize the mobilization and preparation costs for a rig’s first contract as a part of the rig value and recognize them as depreciation expense over the expected useful life of the rig (i.e. 30 years). For subsequent contracts, we defer these costs over the expected contract term (see deferred contract costs above), unless we do not expect the costs to be recoverable, in which case we expense them as incurred.
We incur costs to transfer a drilling unit to a safe harbor or different geographic area at the end of a contract. We expense such demobilization costs as incurred. We also expense any costs incurred to relocate drilling units that are not under contract.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized and amortized over the anticipated period between overhauls, which is generally
five years
.
Related costs are primarily yard costs and the cost of employees directly involved in the work. We include amortization costs for periodic overhauls in depreciation expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Income taxes
Income taxes
Seadrill is a Bermuda company that has subsidiaries and affiliates in various jurisdictions. Currently, Seadrill and our Bermudan subsidiaries and affiliates are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempted companies. Seadrill and our subsidiaries and affiliates have received written assurance from the Minister of Finance in Bermuda that we will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned. Refer to Note 12 – “Taxation”.
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business.
We recognize liabilities for uncertain tax positions based on a two-step
process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. While we believe we have appropriate support for the positions taken on our tax returns, we regularly assess the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes.
Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. We recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the Consolidated Statement of Operations as income tax expense (or benefit) in the period of sale or transfer occurs.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as at the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Foreign currencies
Foreign currencies
The majority of our revenues and expenses are denominated in U.S. dollars and therefore the majority of our subsidiaries use U.S. dollars as their functional currency. Our reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, we use the current method of translation whereby items of income and expense are translated using the average exchange rate for the period and the assets and liabilities are translated using the year-end
exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders’ equity.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency denominated monetary assets and liabilities are remeasured using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the Consolidated Statements of Operations.

Loss per share
Loss per share
Basic loss per share (“LPS”) is calculated based on the loss for the period available to common shareholders divided by the weighted average number of shares outstanding. Diluted loss per share includes the effect of the assumed conversion of potentially dilutive instruments such as our restricted stock units. The determination of dilutive loss per share may require us to make adjustments to net loss and the weighted average shares outstanding. Refer to Note 13 – “Loss per share”.

Fair value measurements
Fair value measurements
We estimate fair value at a price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market for the asset or liability. Hierarchy Levels 1, 2 and 3 are terms for the priority of inputs to valuation techniques used to measure fair value. Hierarchy Level 1 inputs are unadjusted quoted prices for identical assets or liabilities in active markets. Hierarchy Level 2 inputs are significant other observable inputs, including direct or indirect market data for similar assets or liabilities in active markets or identical assets or liabilities in less active markets. Hierarchy Level 3 inputs are significant unobservable inputs, including those that require considerable judgment for which there is little or no market data. When a valuation requires multiple input levels, we categorize the entire fair value measurement according to the lowest level of input that is significant to the measurement even though we may have also utilized significant inputs that are more readily observable.

Current and non-current classification
Current and
non-current
classification
Generally, assets and liabilities (excluding deferred taxes and liabilities subject to compromise) are classified as current assets and liabilities respectively if their maturity is within one year of the balance sheet date. In addition, we classify any derivative financial instruments as current. Current liabilities will include where amounts from lenders are payable on demand at their discretion due to event of default clauses being met.
Generally, assets and liabilities are classified as
non-current
assets and liabilities respectively if their maturity is beyond one year of the balance sheet date. In addition, we classify loan fees based on the classification of the associated debt principal.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with maturities of three months or less. Amounts are presented net of allowances for credit losses.
Restricted cash consists of bank deposits which are subject to restrictions due to legislation, regulation or contractual arrangements. Restricted cash amounts that are expected to be used after one year from balance sheet date are classified as non-current
assets. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure. Refer to Note 14 – “Restricted cash”.

Restricted cash
Restricted cash consists of bank deposits which are subject to restrictions due to legislation, regulation or contractual arrangements. Restricted cash amounts that are expected to be used after one year from balance sheet date are classified as non-current
assets. Amounts are presented net of allowances for credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure. Refer to Note 14 – “Restricted cash”.

Receivables
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount net of expected credit losses and write-offs. Interest income on receivables is recognized as earned. Refer to Note 15 – “Accounts receivable”.
Allowance for credit losses
In 2020 we adopted the current expected credit loss (“CECL”) model which replaced the “incurred loss” model required under the guidance for FY 2019. The CECL model requires recognition of expected credit losses over the life of a financial asset upon its initial recognition. Periods prior to adoption are presented under the previous guidance with an allowance against a receivable balance recognized only if it was probable that we would not recover the full amount due to us. We determined doubtful accounts on a case-by-case
basis and considered the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes.
The CECL model contemplates a broader range of information to estimate expected credit losses over the contractual lifetime of an asset. It also requires to consider the risk of loss even if it is remote. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts of events which may affect the collectability. We estimate the CECL allowance using a
“probability-of-default”
model, calculated by multiplying the exposure at default by the probability of default by the loss given default by a risk overlay multiplier over the life of the financial instrument (as defined by ASU
2016-13).
Our critical judgements relate to internal credit ratings and maturities used to determine probability of default, the subordination of debt to determine loss given default and the performance status of the receivable that can impact any management overlay. We determine management risk overlay based on management assessment of defaults, overdue amounts and other observable events that provide information on collection. Our internal credit ratings are based on the Moody’s scorecard approach (based on several quantitative and qualitative factors) and our approach relies on statistical data from Moody’s ‘Default and Ratings Analytics’ to derive the expected credit loss. We monitor the credit quality of receivables by re-assessing
credit ratings, assumed maturities and
probability-of-default
on a quarterly basis. Due to the inherent uncertainty around these judgmental areas, it is at least reasonably possible that a material change in the CECL allowance can occur in the near term. We grouped financial assets with similar risk characteristics based on their contractual terms, historical credit loss pattern, internal and external credit ratings, maturity, collateral type, past due status and other relevant factors.
The CECL model applies to external trade receivables, related party receivables and other financial assets measured at amortized cost as well as to off-balance
sheet credit exposures not accounted for as insurance. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance.
The allowance for credit losses reflects the net amount expected to be collected on the financial asset. Any change in credit allowance is reflected in the Consolidated Statement of Operations based on the nature of the financial asset receivable.
Amounts are written off against the allowance in the period when efforts to collect a balance have been exhausted. Any write-offs in excess of credit allowance by category of financial asset reduces the asset’s carrying amount and is reflected in the Consolidated Statement of Operations. Expected recoveries will not exceed the amounts previously written-off
or current credit loss allowance by financial asset category and are recognized in the Consolidated Statement of Operations in the period of receipt.

Related parties
they are subject to common control or common significant influence. 10% shareholders that do not have significant influence are also considered to be related parties. Amounts receivable from related parties are presented net of allowances for expected credit losses and write-offs. Interest income on receivables is recognized as earned. Refer to Note 27 –” Related party transactions” for details of balances and material transactions with related parties.

Business Combinations
Business Combinations
We account for business combinations in accordance with ASC 805 – Business Combinations. As described in “Note 32 – Business Combinations”, on November 2, 2021, NSNCo (wholly owned subsidiary of Seadrill Limited) consolidated SeaMex in a business combination. Management determined that the Transaction qualified as a business combination under ASC 805 because (i) SeaMex as the acquiree met the definition of a business and (ii) NSNCo as the acquirer obtained control of SeaMex. As a result, the acquisition method was applied, and the identifiable assets acquired and liabilities assumed were recognized at fair value on the acquisition date.
i.
Accounts receivable, net
SeaMex’s CECL model estimates the allowance using a similar
“probability-of-default”
model to that of Seadrill’s. Refer to Allowance for Credit Losses section above.
ii.
Drilling Units
The fair value of drilling units are estimated through the DCF approach. The DCF approach derives values of rigs from the cash flows associated with the remaining useful life of the rig. Forecasted revenues used in the DCF model are derived from a “general pool” whereby the rigs receive a global dayrate assumption and a contract probability factor. All future cash flows are discounted using a WACC. Key assumptions used in the DCF include contracted dayrate and utilization forecasts.
iii.
Contracts
Management values the favorable intangible drilling contracts by comparing the signed contract rates against the expected rates achievable for the rig type in the market, both adjusted for economic utilization and taxes. The gain or loss on the signed contract compared to the market rates are then discounted using an adjusted WACC.
iv.
Convenience date
Where a business combination does not occur on a natural period end reporting date, the Company assesses the use of a convenience date based on materiality.

Equity investments
Equity investments
Investments in common stock are accounted for using the equity method if we have the ability to significantly influence, but not control, the investee. Significant influence is presumed to exist if our ownership interest in the voting stock of the investee is between 20% and 50%. We also consider other factors such as representation on the investee’s board of directors and the nature of commercial arrangements, We classify our equity investees as “Investments in Associated Companies”. We recognize our share of earnings or losses from our equity method investments in the Consolidated Statements of Operations as “Share in results from associated companies”. Refer to Note 17 – “Investment in associated companies”.
We assess our equity method investments for impairment at each reporting period when events or circumstances suggest that the carrying amount of the investments may be impaired. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date. We consider (1) the length of time and extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. If an impairment loss is recognized, subsequent recoveries in value are not reflected in earnings until sale of the equity method investee occurs.
All other equity investments including investments that do not give us the ability to exercise significant influence and investments in equity instruments other than common stock, are accounted for at fair value, if readily determinable. We classify our other equity investments as “marketable securities” with gains or losses on remeasurement to fair value recognized as “loss on marketable securities”. If we cannot readily ascertain the fair value, we record the investment at cost less impairment. We perform a qualitative impairment analysis for our equity investments recorded at cost at each reporting period to evaluate whether an event or change in circumstances has occurred that indicates that the investment is impaired. We record an impairment loss to the extent that the carrying amount of the investment exceeds its estimated fair value.

Drilling units, and Equipment
Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of our floaters and, jackup rigs, when new, is
30
years. The direct and incremental costs of significant capital projects, such as rig upgrades and reactivation projects, are capitalized and depreciated over the remaining life of the asset.
Drilling units acquired in a business combination are measured at fair value at the date of acquisition. Cost of property and equipment sold or retired, with the related accumulated depreciation and impairment is removed from the Consolidated Balance Sheet, and resulting gains or losses are included in the Consolidated Statement of Operations.
We
re-assess
the remaining useful lives of our drilling units when events occur which may impact our assessment of their remaining useful lives. These include changes in the operating condition or functional capability of our rigs, technological advances, changes in market and economic conditions as well as changes in laws or regulations affecting the drilling industry.
Equipment
Equipment is recorded at historical cost less accumulated depreciation and impairment and is depreciated over its estimated remaining useful life. The estimated economic useful life of equipment, when new, is between three
and
five years
depending on the type of asset. Refer to Note 19 – “Equipment”.

Assets held for sale and discontinued operations
Assets held for sale and discontinued operations
Assets are classified as held for sale when all of the following criteria are met: management commits to a plan to sell the asset (disposal group), the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year. The term probable refers to a future sale that is likely to occur, the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Assets held for sale are measured at the lower of carrying value or fair value less costs to sell.
Management assesses whether an operation should be reported as discontinued operation under the three criteria set out in ASC 205: a) a discontinued operation may include a component of the business or group of components of the business, 2) if the disposal represents a strategic shift that has (or will have) a major effect on an the business’s operations and financial results, and 3) examples of a strategic shift that has (or will have) a major effect on an the business’s operations and financial results could include a disposal of a major geographical area, a major line of business, a major equity method investment, or other major parts of the business. When an operation meets these ASC 205 criteria, the results of that operation are reported as “discontinued operations” in the statement of operations and all comparative periods of the consolidated financial statements and associated notes are recast for this classification.

Leases, Lessee
Leases
Lessee
– When we enter into a new contract, or modify an existing contract, we identify whether that contract has a finance or operating lease component. We do not have, nor expect to have any leases classified as finance leases. We determine the lease commencement date by reference to the date the rig (or other leased asset) is available for use and transfer of control has occurred from the lessee. At the lease commencement date, we measure and recognize a lease liability and a right of use (“ROU”) asset in the financial statements. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.
After the commencement date, we adjust the carrying amount of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over the lease term using the effective interest method. After commencement date, we amortize the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).
Absent an impairment of the ROU asset, the single lease cost is calculated so that the remaining cost of the lease is allocated over the remaining lease term on straight-line basis. Seadrill assesses a ROU asset for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
We applied the following significant assumptions and judgments in accounting for our leases.

•	We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.

•	We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.

•	The discount rate applied to our operating leases is our incremental borrowing rate. We estimated our incremental borrowing rate based on the rate for our traded debt.

•
Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option was included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the right-of-use
asset and lease liability when it is reasonably certain that we will exercise that option.

•	Where a leasing arrangement is a failed sale and leaseback transaction as no transfer of control has occurred as defined by Topic 606, any monies received will be treated as a financing transaction.

Leases, Lessor
Lessor –
When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating lease, the underlying asset remains on the balance sheet and we record periodic depreciation expense and lease revenue.

Impairment of long-lived assets
Impairment of long-lived assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. We first assess recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to be generated from the asset, including eventual disposal. If the undiscounted future net cash flows are less than the carrying value of the asset, then we compare the carrying value of the asset with the discounted future net cash flows, using a relevant weighted-average cost of capital. The impairment loss to be recognized during the period, is the amount by which the carrying value of the asset exceeds the discounted future net cash flows.

Other intangible assets and liabilities
Other intangible assets and liabilities
Intangible assets and liabilities were recorded at fair value on the date of Seadrill’s previous emergence from Chapter 11 in 2018 less accumulated amortization. The amounts of these assets and liabilities less any estimated residual value are amortized on a straight-line basis over the estimated remaining economic useful life or contractual period. We classify amortization of these intangible assets and liabilities within operating expenses. Our intangible assets include favorable and unfavorable drilling contracts and management services contracts. Refer to Note 16 – “Other assets”. Our intangible liabilities include unfavorable drilling contracts and unfavorable leasehold improvements. Refer to Note 21 – “Other liabilities”.

Derivative financial instruments and hedging activities
Derivative financial instruments and hedging activities
Our derivative financial instruments are measured at fair value and are not designated as a hedging instruments. Changes in fair value are recorded as a gain or loss as a separate line item within “financial items” in the Consolidated Statements of Operations. Refer to Note 28 – “Financial instruments and risk management”.

Trade payables		Trade payables Trade payables are liabilities to a supplier for a good or service provided to us.
Deferred charges
Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, amortized over the term of the related loan. The amortization is included in interest expense. On emergence from Seadrill’s previous Chapter 11 in 2018, our loan costs were reduced to nil. We recognized a discount on our debt to reduce its carrying value to its fair value. The debt discount was due to be unwound over the remaining terms of the debt facilities.

Debt
Debt
We have financed a significant proportion of the cost of acquiring our fleet of drilling units through the issue of debt instruments. At the inception of a term debt arrangement, or whenever we make the initial drawdown on a revolving debt arrangement, we incur a liability for the principal to be repaid. On emergence from the Chapter 11, we issued new debt instruments. Refer to Note 20 – “Debt” for more information on our debt instruments.

Pension benefits
Pension benefits
We have several defined benefit pension plans, defined contribution pension plans and other post-employment benefit obligations which provide retirement, death and early termination benefits. We recognize the service cost, as “Vessel and rig operating expenses” or as “Selling, general and administrative expenses” in our Consolidated Statements of Operations depending on the whether or not the related employee’s role is directly attributable to rig activities.

Several defined benefit pension plans cover a number of our Norwegian employees that are all administered by a life insurance company. Our net obligation is calculated by estimating the amount of the future benefit that employees have earned in return for their cumulative service. The aggregated projected future benefit obligation is discounted to present value, from which the aggregated fair value of plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations.
We record the actuarial gains and losses in the Consolidated Statements of Operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed
10
 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These actuarial gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.
On retirement, or when an employee leaves the company, the member’s pension liability is transferred to the life insurance company administering the plan, and the pension plan no longer retains an obligation relating to the leaving member. This action is deemed to represent a settlement under U.S. GAAP, as it represents the elimination of significant risks relating to the pension obligation and related assets. Under settlement accounting, the portion of the net unrealized actuarial gains/losses corresponding to the relative value of the obligation reduction is recognized through the Consolidated Statement of Operations. However, settlement accounting is not required if the cost of all settlements in a year is not deemed to be significant in the context of the plan. We deem the settlement not to be significant when the cost of settlements in the year is less than the sum of service cost and interest cost in the year. In this case, the difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company is recognized within “other comprehensive income,” rather than being recognized in the Consolidated Statement of Operations.

Loss contingencies
Loss contingencies
We recognize a loss contingency in the Consolidated Balance Sheets where we have a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Refer to Note 30 – “Commitments and contingencies”.

Treasury shares
Treasury shares
Treasury shares are recognized at cost as a component of equity. We record the nominal value of treasury shares purchased as a reduction in share capital. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in
capital. Upon Seadrill’s previous emergence from Chapter 11 in 2018, we no longer had any treasury shares.

Share-based compensation
Share-based compensation
After emerging from the Previous Chapter 11, we made several awards under our employee benefit plan (see Note 25 – “Share based compensation”), which have been cancelled in July 2020 for a cash payment. The compensation for our unvested awards at date of cancellation was based on the fair value of the Shares at the cancellation date. The cash compensation paid to settle the award was charged directly to equity. For our cancelled awards any remaining unrecognized compensation cost for unvested awards was recognized immediately on the settlement date.

Before cancellation we expensed the fair value of stock-based compensation issued to employees and non-employees
over the period the awards are expected to vest. The expense was classified as compensation cost and recognized ratably over the period during which the individuals are required to provide service in exchange for the reward.

Guarantees
Guarantees
Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued and reported in “Other current liabilities” and “Other non-current
liabilities”. If it becomes probable that we will have to perform under a guarantee, we remeasure the liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party. Financial guarantees written are assessed for credit losses and any allowance is presented as a liability for off-balance
sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Recently adopted and issued accounting standards
Recently adopted accounting standards
We adopted the following accounting standard update (“ASUs”) since the reporting date of our Form
20-F
report (for the year ended December 31, 2021 (Predecessor)), which had no impact on our Consolidated Financial Statements.
ASU
2020-06
– Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging
Simplifies the guidance in U.S. GAAP on the issuer’s accounting for convertible debt instruments. Under current guidance, applying the separation models in ASC
470-20
to convertible instruments with a beneficial conversion feature or a cash conversion feature involves the recognition of a debt discount, which is amortized to interest expense. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU
2020-06.
Seadrill does not have any instruments with beneficial conversion or cash conversion feature. Accordingly, adoption of this standard had no impact on the financial statements.
ASU
2021-05
– Lessors – Certain Leases with Variable Lease Payments
Requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate (hereafter referred to as “variable payments”) as an operating lease on the commencement date of the lease if specified criteria are met. Seadrill does not have any sales-type or direct financing leases.

ASU
2021-08
– Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. The Company elected to early adopt and apply this standard as of January 1, 2022 as it is relevant to the emergence from Chapter 11 bankruptcy and application of fresh-start accounting. The Company’s deferred revenues balances were evaluated on the basis of ASC 606 at the measurement date (in accordance with ASU
2021-08).
No adjustment was made on transition.
ASU
2022-03
– Fair Value Measurement of Equity Securities Subject to Contractual Sale Restriction
s
Clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. Seadrill does not apply any discounts related to contractual sale restrictions.
ASU
2022-04
– Liabilities – Supplier Finance Programs
The amendments in this ASU address investor and other financial statement user requests for additional information about the use of supplier finance programs by the buyer party to understand the effect of those programs on an entity’s working capital, liquidity, and cash flows. Seadrill does not have any supplier finance programs.
Recently issued accounting standards
There are currently no recently issued ASUs that are expected to affect our Consolidated Financial Statements and related disclosures in future periods.

1) Recently adopted accounting standards
We recently adopted the following accounting standard updates (“ASUs”):
a) ASU
2019-12
Income Taxes (Topic 740): Simplifying the accounting for income taxes
In December 2019, the FASB issued ASU
2019-12.
The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. We adopted ASU
2019-12
effective January 1, 2021. The adoption of this guidance did not have a material impact on our consolidated financial statements.
b) ASU
2021-08
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
We early adopted ASU
2021-08
effective July 1, 2021. Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. This did not have a material impact on our financial statements.
c) ASU
2016-13
– Financial Instruments – Measurement of Credit Losses
(Also
2018-19,
2019-04
and
2019-11)
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU
2016-13
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU
2018-19,
ASU
2019-04
and ASU
2019-11:
Codification Improvements to Topic 326 “Financial Instruments-Credit Losses”. Topic 326 replaces the incurred loss impairment methodology (that recognizes losses when a probable threshold is met) with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately, based on information about past events, current conditions and forecasts of future economic conditions. Under the CECL measurement financial assets are reflected at the net amount expected to be collected from the financial asset, CECL measurement is applicable to financial assets measured at amortized cost as well as off-balance
sheet credit exposures not accounted for as insurance (including financial guarantees).
Seadrill adopted the requirements of Topic 326 in FY 2020. Reporting periods beginning after January 1, 2020 are presented under Topic 326 while comparative periods continue to be reported in accordance with previously applicable GAAP and have not been restated. The allowance for credit losses is presented as a deduction from the asset’s amortized cost (or liability for off-balance
sheet exposures) and the net balance shown on the Consolidated Balance Sheet with associated credit loss expense in the Consolidated Statement of Operations.
The CECL allowance related primarily to subordinated loan receivables due from related parties (refer to Note 27 – “Related party transactions”). Our external customers are mostly international or national oil companies with high credit standing. We have historically had a very low incidence of credit losses from these customers. Therefore, adoption of the new guidance has not had a material impact on receivables due from our customers.
d) Other accounting standard updates
We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2020-01 – Clarifying the interactions between Topic 321, Topic 323 and Topic 815

•	ASU 2020-08 – Codification Improvements to Subtopic 310-20, Receivables – Nonrefundable Fees and Other Costs

•	ASU 2020-9 – Debt (Topic 470): Amendments to SEC Paragraphs Pursuant to SEC Release No. 33-10762

•	ASU 2020-10 – Codification Improvements

•	ASU 2020-11 – Financial Services – Insurance (Topic 944): Effective Date and Early Application
2) Recently issued accounting standards
Recently issued ASUs by the FASB that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:
a) ASU
2020-04
Reference Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU
2020-04.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to contract modifications that occur after December 31, 2022. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
b) ASU
2021-04
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options
The FASB issued this update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. We do not anticipate this will have a material impact on our financial statements.
c) ASU
2021-05
Leases (Topic 842) Lessors-Certain Leases with Variable Lease Payments
The amendments in this Update affect lessors with lease contracts that (1) have variable lease payments that do not depend on a reference index or a rate and (2) would have resulted in the recognition of a selling loss at lease commencement if classified as sales-type or direct financing. We do not anticipate this will have a material impact on our financial statements.
d) ASU
2021-10
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance.
The FASB issued this Update to increase the transparency of government assistance including the disclosure of (1) the types of assistance, (2) an entity’s accounting for the assistance, and (3) the effect of the assistance on an entity’s financial statements. We do not anticipate this will have a material impact on our financial statements.
e) Other accounting standard updates issued by the FASB
As of April 29, 2022, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.

Significant accounting policies
Significant accounting policies
The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2021.
Within the comparative periods presented in these financial statements, Seadrill had not incurred significant rig reactivation costs, and therefore we had not disclosed our accounting policy for rig reactivations in the Consolidated Financial Statements for the year ended December 31, 2021. Though not a change in accounting policy, due to the significant increase in rig reactivation activity starting in the first half of 2022, management has therefore disclosed below our current accounting policy for these costs.

Rig reactivation project costs
Rig reactivation project costs
Most reactivation costs are capitalized. The incremental cost of equipment depreservation activities and one-time
major equipment overhaul or replacement of systems and equipment, certain directly identifiable personnel costs and costs to move rigs from stacking locations to the shipyards are capitalized and depreciated over the remaining lives of the rigs. General and administrative and overhead costs related to reactivation projects are accounted for as operating expenses.
Rig upgrade costs that increase the marketability of the rig beyond the current contract are depreciated over the remaining lives of the rigs. Costs incurred to install equipment or modify to current rig specifications that will not increase the marketability of the rig beyond the current contract, and rig mobilization costs, are deferred and amortized over the initial contract period.
The cost of reactivation project related long-term maintenance (LTM) activities such as major classification surveys and other major certifications are capitalized and depreciated over a period of between 2 and 5 years (depending on the period covered by the re-certification).

Immaterial revisions to prior period
Immaterial revisions to prior period
We have revised the Company’s previously issued Unaudited Consolidated Statement of Changes in Equity for the period from January 1, 2022 through February 22, 2022 (Predecessor) due to the improper presentation of fresh start accounting. We evaluated the effects of this error on our previously-issued condensed consolidated financial statements in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 250,
Accounting Changes and Error Corrections
, ASC Topic 250-10-S99-1,
Assessing Materiality
, and ASC Topic 250-10-S99-2,
Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (collectively, “ASC Topic 250”)
, and concluded that no prior period is materially misstated. The impacted periods will be revised in future filings as applicable.
A summary of the effects of the revisions on the unaudited consolidated statements of changes in equity for the period from January 1, 2022 through February 22, 2022 (Predecessor) are as follows:

•	improperly including a subtotal labelled Balance as at February 22, 2022 (Predecessor) before the adjustments related to fresh start accounting. This subtotal has been removed from the statement.

•
presenting separately the net gain from reorganization adjustments of $5,066 million, and net gain from Fresh Start adjustments of $242 million. These separately stated amounts have now been presented within net profit from continuing operations ($3,813 million) and issuance of successor common stock ($1,495 million).

•
omitting a total of equity as at February 22, 2022 (Predecessor). The total of equity has been added to reflect additional paid-in capital and total equity of $1,499 million each as at February 22, 2022 (Predecessor).